REVENUES	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
REVENUES
5.	REVENUES

	For the year ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Educational programs (a)	835,065	1,097,619	1,324,654	190,274
Franchise revenues (b)	100,013	125,341	156,509	22,481
Others	34,197	48,928	48,284	6,936
	969,275	1,271,888	1,529,447	219,691

(a)
To consistent with its management reporting framework, starting from the first quarter of 2019, revenues from educational programs include revenues generated by The Edge, which was previously reported in the Others line item (Note 2). Revenues from educational programs in previous years have been adjusted for consistency and comparability.

(b)
Initial franchise fees amounted to RMB23,302, RMB19,904 and RMB20,569 (US$2,955), and recurring franchise fees amounted to RMB76,711, RMB105,310 and RMB135,940 (US$19,526) for the years ended December 31, 2017, 2018 and 2019, respectively.

The following table provides information about contract assets and liabilities from contracts with customers:

	As at December 31,
	2018	2019	2019
	RMB	RMB	US$
Cost to obtain contract with customers-current	551	1,091	157
Cost to obtain contract with customers-non current	1,274	3,026	435
Contract liabilities-current	959,363	702,737	100,942
Contract liabilities-non current	36,037	39,397	5,659
During the year of 2019, the contract liabilities balance included decreases for revenues recognized during the period and increases related to new enrollments. For the year ended December 31, 2019, revenue recognized from amounts included in contract liabilities at the beginning of the period was RMB947,077 (US$136,039). As of December 31, 2019, the remaining performance obligations related to educational program services that are partially or wholly unsatisfied are expected to be satisfied within one year, and other remaining performance obligations related to franchise services that are partially or wholly unsatisfied which will be satisfied from one to five years.